      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                       CREDIT SUISSE WARBURG PINCUS TRUST

                      GLOBAL TELECOMMUNICATIONS PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectus and Statement of Additional Information.

Effective on or about December 12, 2001 the following changes will be implemented for the portfolio:

- The portfolio's name will be changed to Global Technology Portfolio.

- The portfolio's investment policy will be changed. To pursue its goal, the portfolio will invest in equity securities of U.S. and foreign technology companies. Under normal market conditions, the portfolio will invest at least 25% of assets in equity securities of telecommunications companies and at least 65% of assets in equity securities of technology companies (including telecommunications companies).

In light of the name and investment policy changes described above, effective on or about December 12, 2001, the portfolio may compare its performance with the Morgan Stanley Capital International All Country World Free Growth Index. The Morgan Stanley Capital International All Country World Free Growth Index is a market-capitalization-weighted index of growth companies (high price-book-value securities) listed on stock exchanges in and outside of the U.S., and is compiled by Morgan Stanley & Co., Incorporated.

Dated: November 15, 2001                                           TRGLT-16-1101

      SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

                       CREDIT SUISSE WARBURG PINCUS TRUST

                                VALUE PORTFOLIO

The following information supersedes certain information in the trust's Prospectus and Statement of Additional Information.

In light of the fund's emphasis on value stocks, effective immediately, the portfolio will change its performance benchmark to the Russell 1000(R) Value Index. The following information replaces similar information found on page 6 of the prospectus:

                          AVERAGE ANNUAL TOTAL RETURNS

                                     ONE YEAR   FIVE YEARS   10 YEARS    LIFE OF      INCEPTION
PERIOD ENDED 12/31/00:                 2000     1996-2000    1991-2000    FUND          DATE
VALUE PORTFOLIO                        8.91%     N/A          N/A         9.87%       10/31/97
---------------------------------------------------------------------------------------
S&P 500 INDEX*                        -9.10%     N/A          N/A        13.79%
---------------------------------------------------------------------------------------
RUSSELL 1000 VALUE INDEX**             7.02%     N/A          N/A        11.89%

* The S&P 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc.

** The Russell 1000(R) Value Index measures the performance of those Russell
   1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of 3,000 of the largest U.S. companies by market capitalization.

Dated: November 15, 2001                                           TRVAL-16-1101